Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
June 30, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Aerospace & Defense-0.75%
Axon Enterprise, Inc.(b)(c)	1,695,729	$950,642,634
Honeywell Aerospace, Inc.(b)	6,665,797	1,473,674,401
Rocket Lab Corp.(b)(c)	12,176,343	1,237,725,266
		3,662,042,301
Automobiles-3.30%
Tesla, Inc.(b)	38,070,075	16,012,273,545
Beverages-1.59%
Coca-Cola Europacific Partners PLC (United Kingdom)(c)	9,381,078	938,764,475
Keurig Dr Pepper, Inc.(c)	28,624,792	936,889,442
Monster Beverage Corp.(b)	20,576,281	1,977,792,130
PepsiCo, Inc.(c)	28,755,407	3,893,482,108
		7,746,928,155
Biotechnology-2.52%
Alnylam Pharmaceuticals, Inc.	2,808,961	845,581,530
Amgen, Inc.(c)	11,354,888	4,111,832,043
Gilead Sciences, Inc.	26,121,398	3,300,177,423
Regeneron Pharmaceuticals, Inc.	2,167,515	1,351,532,303
Vertex Pharmaceuticals, Inc.(b)	5,339,784	2,652,430,906
		12,261,554,205
Broadline Retail-4.62%
Amazon.com, Inc.(b)	81,979,141	19,538,908,466
MercadoLibre, Inc. (Brazil)(b)	1,066,600	1,810,436,174
PDD Holdings, Inc., ADR (China)(c)	14,052,553	1,071,928,743
		22,421,273,383
Chemicals-1.04%
Linde PLC	9,727,371	5,047,921,907
Commercial Services & Supplies-0.41%
Cintas Corp.	8,417,442	1,431,638,535
Copart, Inc.(b)	19,478,083	549,087,160
		1,980,725,695
Communications Equipment-2.29%
Cisco Systems, Inc.	82,923,830	9,740,233,072
Lumentum Holdings, Inc.(b)	1,636,845	1,404,511,221
		11,144,744,293
Construction & Engineering-0.21%
Ferrovial N.V.	15,136,724	1,038,530,634
Consumer Staples Distribution & Retail-4.19%
Costco Wholesale Corp.	9,333,948	8,731,628,335
Walmart, Inc.	102,632,038	11,624,104,624
		20,355,732,959
Electric Utilities-1.13%
American Electric Power Co., Inc.(c)	11,447,392	1,566,117,699
Constellation Energy Corp.	7,599,082	1,887,383,996
Exelon Corp.(c)	21,527,256	1,003,600,675
Xcel Energy, Inc.(c)	13,133,956	1,054,656,667
		5,511,759,037
Energy Equipment & Services-0.24%
Baker Hughes Co., Class A	20,872,154	1,158,404,547
Entertainment-2.02%
Electronic Arts, Inc.	5,275,549	1,081,698,567
Netflix, Inc.(b)	88,590,924	6,325,391,973
	Shares	Value
Entertainment-(continued)
Take-Two Interactive Software, Inc.(b)(c)	3,906,255	$976,485,625
Warner Bros. Discovery, Inc.(b)	52,747,704	1,406,253,789
		9,789,829,954
Financial Services-0.16%
PayPal Holdings, Inc.	18,558,591	801,359,959
Food Products-0.44%
Kraft Heinz Co. (The)(c)	24,947,587	589,262,005
Mondelez International, Inc., Class A	27,006,732	1,562,069,379
		2,151,331,384
Ground Transportation-0.58%
CSX Corp.	39,093,436	1,858,111,013
Old Dominion Freight Line, Inc.	4,375,402	947,712,073
		2,805,823,086
Health Care Equipment & Supplies-1.03%
Dexcom, Inc.(b)(c)	8,118,434	546,776,530
GE HealthCare Technologies, Inc.(b)	9,570,528	612,609,497
IDEXX Laboratories, Inc.(b)	1,659,595	873,677,192
Intuitive Surgical, Inc.(b)	7,451,209	2,963,196,795
		4,996,260,014
Hotels, Restaurants & Leisure-2.11%
Airbnb, Inc., Class A(b)	8,792,773	1,258,245,816
Booking Holdings, Inc.	16,302,641	2,905,782,732
DoorDash, Inc., Class A(b)(c)	8,654,113	1,596,943,472
Marriott International, Inc., Class A	5,547,686	2,055,916,955
Starbucks Corp.	23,978,099	2,450,321,937
		10,267,210,912
Industrial Conglomerates-0.31%
Honeywell International, Inc.	6,665,797	1,492,471,948
Interactive Media & Services-8.91%
Alphabet, Inc., Class A	44,384,316	15,861,623,009
Alphabet, Inc., Class C	41,579,740	14,691,369,534
Meta Platforms, Inc., Class A	22,567,967	12,712,310,132
		43,265,302,675
IT Services-0.80%
CoreWeave, Inc., Class A(c)	9,416,483	937,316,718
Shopify, Inc., Class A (Canada)(b)	25,658,766	2,929,717,902
		3,867,034,620
Machinery-0.27%
PACCAR, Inc.(c)	11,072,579	1,330,038,189
Media-0.38%
Comcast Corp., Class A	74,957,418	1,840,204,612
Oil, Gas & Consumable Fuels-0.21%
Diamondback Energy, Inc.	5,918,506	1,040,354,985
Professional Services-0.68%
Automatic Data Processing, Inc.(c)	8,409,946	1,883,407,407
Paychex, Inc.(c)	7,538,135	741,224,814
Thomson Reuters Corp. (Canada)(c)	8,017,206	654,765,202
		3,279,397,423
Semiconductors & Semiconductor Equipment-36.66%
Advanced Micro Devices, Inc.(b)	34,306,147	19,928,783,854
Analog Devices, Inc.	10,247,802	4,070,119,520
Applied Materials, Inc.	16,704,139	12,077,092,497
ARM Holdings PLC, ADR(b)(c)	8,920,728	3,163,022,527
ASML Holding N.V., New York Shares (Netherlands)	1,927,918	3,835,477,186
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
June 30, 2026
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Astera Labs, Inc.(c)	3,606,299	$1,741,914,543
Broadcom, Inc.	36,132,883	13,649,196,553
Intel Corp.(b)	105,741,959	14,764,749,735
KLA Corp.	27,482,760	8,291,823,520
Lam Research Corp.	26,310,819	11,401,267,197
Marvell Technology, Inc.	18,404,936	5,482,646,385
Microchip Technology, Inc.	11,404,746	1,040,112,835
Micron Technology, Inc.	23,726,336	27,387,072,382
Monolithic Power Systems, Inc.	1,033,690	1,428,931,708
NVIDIA Corp.	184,426,354	36,901,869,172
NXP Semiconductors N.V. (Netherlands)	5,311,694	1,492,745,365
QUALCOMM, Inc.	22,175,098	4,097,736,359
Teradyne, Inc.	3,293,445	1,593,500,429
Texas Instruments, Inc.(c)	19,147,499	5,707,295,027
		178,055,356,794
Software-11.40%
Adobe, Inc.(b)	8,503,916	1,743,472,858
AppLovin Corp., Class A(b)	6,432,244	3,314,085,076
Autodesk, Inc.(b)(c)	4,439,165	863,062,459
Cadence Design Systems, Inc.(b)	5,802,878	2,177,936,171
CrowdStrike Holdings, Inc., Class A(b)	5,356,122	4,087,470,943
Datadog, Inc., Class A(b)	6,960,195	1,812,156,370
Fortinet, Inc.(b)	15,414,247	2,367,936,624
Intuit, Inc.	5,754,975	1,502,048,475
Microsoft Corp.	56,611,573	21,117,248,961
Nebius Group N.V., Class A (Netherlands)(b)(c)	4,637,065	1,280,618,241
Palantir Technologies, Inc., Class A(b)	48,307,023	5,635,980,373
Palo Alto Networks, Inc.(b)(c)	17,167,871	5,854,587,369
Roper Technologies, Inc.(c)	2,123,195	718,467,956
Strategy, Inc., Class A(b)(c)	6,959,809	605,016,196
Synopsys, Inc.(b)	4,028,582	1,797,029,573
Workday, Inc., Class A(b)(c)	4,228,782	517,687,493
		55,394,805,138
Specialty Retail-0.63%
O’Reilly Automotive, Inc.(b)	17,435,293	1,605,616,132
Ross Stores, Inc.(c)	6,777,644	1,442,621,526
		3,048,237,658
	Shares	Value
Technology Hardware, Storage & Peripherals-10.02%
Apple, Inc.	111,931,178	$32,388,405,666
Sandisk Corp.(b)	3,115,683	7,084,221,908
Seagate Technology Holdings PLC	4,717,503	4,552,390,395
Western Digital Corp.	7,251,729	4,631,824,347
		48,656,842,316
Trading Companies & Distributors-0.24%
Fastenal Co.	24,153,499	1,160,092,557
Wireless Telecommunication Services-0.79%
T-Mobile US, Inc.(c)	22,768,495	3,818,959,666
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $457,551,616,455)		485,402,804,551
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.35%
Invesco Private Government Fund, 3.62%(d)(e)(f)	464,750,416	464,750,416
Invesco Private Prime Fund, 3.77%(d)(e)(f)	1,267,705,805	1,267,832,576
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,732,579,448)		1,732,582,992
TOTAL INVESTMENTS IN SECURITIES-100.28% (Cost $459,284,195,903)		487,135,387,543
OTHER ASSETS LESS LIABILITIES-(0.28)%		(1,377,224,524)
NET ASSETS-100.00%		$485,758,163,019

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended June 30, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
June 30, 2026
(Unaudited)

	Value September 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$2,163,975,125	$(1,699,224,709)	$-	$-	$464,750,416	$3,799,171 *
Invesco Private Prime Fund	-	4,292,556,802	(3,024,730,975)	3,544	3,205	1,267,832,576	10,421,862 *
Total	$-	$6,456,531,927	$(4,723,955,684)	$3,544	$3,205	$1,732,582,992	$14,221,033

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E-Mini NASDAQ 100 Index Future	550	September-2026	$335,758,500	$8,409,789	$8,409,789
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$485,402,804,551	$-	$-	$485,402,804,551
Money Market Funds	-	1,732,582,992	-	1,732,582,992
Total Investments in Securities	485,402,804,551	1,732,582,992	-	487,135,387,543
Other Investments - Assets*
Futures Contracts	8,409,789	-	-	8,409,789
Total Investments	$485,411,214,340	$1,732,582,992	$-	$487,143,797,332

*	Unrealized appreciation (depreciation).